Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.4%
AAR Corp.
(a)
....................... 4,432 $ 286,307
AeroVironment, Inc.
(a)
................. 7,141 1,274,954
Archer Aviation, Inc. , Class A
(a) (b)
.......... 32,292 134,658
Astronics Corp.
(a)
.................... 3,336 76,828
BWX Technologies, Inc. ............... 23,512 2,339,209
Cadre Holdings, Inc. .................. 5,764 211,539
Curtiss-Wright Corp. .................. 9,860 2,905,742
Ducommun, Inc.
(a)
................... 3,399 218,114
Hexcel Corp. ....................... 21,506 1,423,912
Kratos Defense & Security Solutions, Inc.
(a) (b)
. 37,842 852,959
Leonardo DRS, Inc.
(a) (b)
................ 6,565 185,133
Loar Holdings, Inc.
(a)
.................. 3,325 207,813
Moog, Inc. , Class A .................. 5,442 1,067,176
National Presto Industries, Inc. ........... 602 46,035
Rocket Lab USA, Inc.
(a) (b)
............... 36,056 188,933
Spirit AeroSystems Holdings, Inc. , Class A
(a)
.. 18,417 667,616
Triumph Group, Inc.
(a)
................. 7,518 123,220
Woodward, Inc. ..................... 14,586 2,275,270
14,485,418
Air Freight & Logistics — 0.1%
Air Transport Services Group, Inc.
(a)
....... 5,098 82,282
Forward Air Corp.
(b)
.................. 1,978 50,162
GXO Logistics, Inc.
(a)
................. 12,456 697,287
829,731
Automobile Components — 1.3%
Adient plc
(a)
........................ 11,515 296,626
Autoliv, Inc. ........................ 8,605 870,310
Dorman Products, Inc.
(a)
............... 4,206 426,362
Fox Factory Holding Corp.
(a) (b)
........... 3,584 191,350
Gentex Corp. ...................... 59,828 1,858,258
Gentherm, Inc.
(a)
.................... 8,109 447,454
LCI Industries ...................... 2,200 256,718
Lear Corp. ........................ 5,654 690,014
Luminar Technologies, Inc. , Class A
(a) (b)
..... 77,727 129,027
Mobileye Global, Inc. , Class A
(a) (b)
......... 21,721 456,141
Modine Manufacturing Co.
(a) (b)
........... 12,692 1,493,341
Patrick Industries, Inc. ................ 2,415 309,265
XPEL, Inc.
(a) (c)
...................... 5,445 222,537
7,647,403
Automobiles — 0.3%
Lucid Group, Inc.
(a) (b)
.................. 221,089 778,233
Thor Industries, Inc. .................. 6,591 699,569
1,477,802
Banks — 1.3%
Amalgamated Financial Corp. ........... 2,644 84,106
Axos Financial, Inc.
(a)
................. 7,207 526,183
BancFirst Corp. ..................... 2,728 293,069
Bancorp, Inc. (The)
(a)
................. 8,510 441,158
Bank First Corp. .................... 1,390 128,853
City Holding Co. .................... 1,371 167,125
Coastal Financial Corp.
(a)
.............. 1,240 65,348
Columbia Financial, Inc.
(a)
.............. 3,065 55,201
CrossFirst Bankshares, Inc.
(a) (b)
.......... 6,259 116,042
Cullen/Frost Bankers, Inc. .............. 4,958 580,384
Eastern Bankshares, Inc. .............. 30,042 499,899
First Financial Bankshares, Inc. .......... 12,096 465,212
German American Bancorp, Inc. .......... 2,602 102,363
HBT Financial, Inc. ................... 2,023 46,529
Home BancShares, Inc. ............... 20,388 577,592
International Bancshares Corp. .......... 7,326 494,065
Lakeland Financial Corp. ............... 2,293 157,139
Security
Shares
Shares Value
Banks (continued)
Live Oak Bancshares, Inc. .............. 9,167 $ 413,798
NB Bancorp, Inc.
(a)
................... 10,807 206,630
Nicolet Bankshares, Inc. ............... 1,521 152,952
Pathward Financial, Inc. ............... 2,817 190,260
QCR Holdings, Inc. .................. 1,841 140,726
Republic Bancorp, Inc. , Class A .......... 1,215 79,728
Seacoast Banking Corp. of Florida ........ 12,670 352,733
ServisFirst Bancshares, Inc. ............ 5,533 443,968
Stock Yards Bancorp, Inc. .............. 3,742 232,827
TFS Financial Corp. .................. 10,371 140,631
Triumph Financial, Inc.
(a) (b)
.............. 2,903 263,389
WSFS Financial Corp. ................ 6,574 371,365
7,789,275
Beverages — 0.5%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 2,426 679,789
Coca-Cola Consolidated, Inc. ............ 1,261 1,444,967
MGP Ingredients, Inc.
(b)
................ 1,894 154,456
National Beverage Corp. ............... 3,746 182,767
Vita Coco Co., Inc. (The)
(a)
.............. 9,747 251,863
2,713,842
Biotechnology — 7.4%
(a)
Absci Corp. ........................ 21,227 93,399
ACADIA Pharmaceuticals, Inc.
(b)
.......... 31,493 598,997
ADMA Biologics, Inc. ................. 59,488 730,513
Agios Pharmaceuticals, Inc. ............. 7,689 356,770
Akero Therapeutics, Inc. ............... 7,778 207,906
Alector, Inc. ....................... 7,813 46,878
Alkermes plc
(b)
...................... 24,665 673,848
ALX Oncology Holdings, Inc.
(b)
........... 2,372 11,386
Amicus Therapeutics, Inc. .............. 47,242 487,065
AnaptysBio, Inc. .................... 2,620 91,281
Apellis Pharmaceuticals, Inc.
(b)
........... 20,974 830,570
Arcturus Therapeutics Holdings, Inc. ....... 6,121 143,599
Arcus Biosciences, Inc. ................ 7,440 122,090
Ardelyx, Inc. ....................... 55,530 308,192
Arrowhead Pharmaceuticals, Inc.
(b)
........ 15,570 444,679
Astria Therapeutics, Inc. ............... 8,450 98,696
Aurinia Pharmaceuticals, Inc. ............ 21,636 127,220
Biohaven Ltd. ...................... 19,495 766,738
Blueprint Medicines Corp. .............. 15,983 1,730,959
Bridgebio Pharma, Inc. ................ 22,451 582,603
Catalyst Pharmaceuticals, Inc. ........... 12,317 212,345
Celcuity, Inc. ....................... 3,604 66,061
Celldex Therapeutics, Inc.
(b)
............. 15,034 572,946
Cerevel Therapeutics Holdings, Inc. ....... 19,856 892,726
CG oncology, Inc. ................... 6,132 204,502
Cogent Biosciences, Inc. ............... 12,613 118,941
Crinetics Pharmaceuticals, Inc. .......... 16,823 893,638
CRISPR Therapeutics AG
(b)
............. 9,290 532,224
Cullinan Therapeutics, Inc. ............. 3,497 67,667
Cytokinetics, Inc.
(b)
................... 12,362 729,482
Day One Biopharmaceuticals, Inc. ........ 8,852 126,672
Denali Therapeutics, Inc. ............... 14,821 361,188
Dianthus Therapeutics, Inc. ............. 3,380 100,656
Dynavax Technologies Corp. ............ 18,804 210,417
Dyne Therapeutics, Inc. ............... 7,451 319,722
Exelixis, Inc. ....................... 74,972 1,758,093
Geron Corp. ....................... 129,163 612,233
Gyre Therapeutics, Inc.
(b)
.............. 1,760 25,467
Halozyme Therapeutics, Inc. ............ 32,709 1,807,499
Ideaya Biosciences, Inc. ............... 11,424 491,803
Immunome, Inc.
(b)
................... 11,339 174,734
Immunovant, Inc. .................... 16,191 470,672

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Insmed, Inc. ....................... 41,494 $ 3,018,688
Intellia Therapeutics, Inc.
(b)
............. 24,555 643,587
Ionis Pharmaceuticals, Inc. ............. 35,155 1,738,766
Iovance Biotherapeutics, Inc.
(b)
........... 56,561 493,778
Keros Therapeutics, Inc.
(b)
.............. 4,211 211,224
Kiniksa Pharmaceuticals International plc .... 4,868 129,489
Krystal Biotech, Inc.
(b)
................. 6,477 1,350,195
Kymera Therapeutics, Inc.
(b)
............. 11,012 508,754
Lyell Immunopharma, Inc.
(b)
............. 26,231 42,232
Madrigal Pharmaceuticals, Inc.
(b)
......... 4,082 1,161,982
MannKind Corp.
(b)
................... 69,068 397,832
Mirum Pharmaceuticals, Inc. ............ 8,597 348,608
Myriad Genetics, Inc. ................. 23,045 644,569
Novavax, Inc. ...................... 17,738 227,224
Nuvalent, Inc. , Class A
(b)
............... 7,837 626,490
ORIC Pharmaceuticals, Inc.
(b)
........... 5,562 62,294
Perspective Therapeutics, Inc. ........... 12,247 166,559
Praxis Precision Medicines, Inc. .......... 3,975 229,397
Prime Medicine, Inc.
(b)
................. 13,000 72,930
Protagonist Therapeutics, Inc. ........... 14,311 535,804
PTC Therapeutics, Inc. ................ 13,145 444,958
Recursion Pharmaceuticals, Inc. , Class A
(b)
.. 53,753 440,775
Relay Therapeutics, Inc. ............... 23,838 195,948
REVOLUTION Medicines, Inc.
(b)
.......... 13,099 597,838
Rhythm Pharmaceuticals, Inc. ........... 12,925 623,114
Rocket Pharmaceuticals, Inc. ............ 6,638 160,640
Sage Therapeutics, Inc. ............... 8,374 91,695
Sana Biotechnology, Inc. ............... 23,724 144,479
Savara, Inc. ....................... 21,554 99,148
Scholar Rock Holding Corp.
(b)
........... 7,827 71,069
Shattuck Labs, Inc. .................. 10,451 41,595
Soleno Therapeutics, Inc. .............. 5,451 262,902
SpringWorks Therapeutics, Inc. .......... 14,169 508,809
Spyre Therapeutics, Inc. ............... 2,540 69,850
Stoke Therapeutics, Inc. ............... 3,881 58,099
Summit Therapeutics, Inc.
(b)
............. 11,474 123,919
Syndax Pharmaceuticals, Inc. ........... 11,664 264,773
Tango Therapeutics, Inc. ............... 12,091 119,096
TG Therapeutics, Inc.
(b)
................ 19,825 391,742
Twist Bioscience Corp.
(b)
............... 13,969 779,610
Tyra Biosciences, Inc.
(b)
............... 1,308 28,985
Ultragenyx Pharmaceutical, Inc. .......... 22,383 1,007,683
Vaxcyte, Inc. ....................... 25,352 2,000,019
Vera Therapeutics, Inc. , Class A .......... 9,486 347,093
Veracyte, Inc. ...................... 19,811 475,464
Vericel Corp.
(b)
...................... 12,627 637,916
Verve Therapeutics, Inc. ............... 16,763 117,341
Viking Therapeutics, Inc.
(b)
.............. 26,719 1,522,983
Viridian Therapeutics, Inc. .............. 6,580 110,873
Xencor, Inc. ....................... 15,744 321,492
Y-mAbs Therapeutics, Inc.
(b)
............. 4,575 56,181
Zentalis Pharmaceuticals, Inc.
(b)
.......... 6,457 25,118
43,954,686
Broadline Retail — 0.5%
(a)
Etsy, Inc.
(b)
........................ 19,145 1,247,105
Ollie's Bargain Outlet Holdings, Inc. ....... 15,810 1,543,689
Savers Value Village, Inc.
(b)
............. 6,768 68,966
2,859,760
Building Products — 2.7%
AAON, Inc.
(b)
....................... 17,480 1,547,504
American Woodmark Corp.
(a)
............ 1,767 180,499
Apogee Enterprises, Inc. ............... 2,537 174,140
Armstrong World Industries, Inc. .......... 11,326 1,488,236
Security
Shares
Shares Value
Building Products (continued)
AZEK Co., Inc. (The) , Class A
(a)
.......... 37,487 $ 1,682,791
AZZ, Inc. ......................... 3,962 316,802
CSW Industrials, Inc. ................. 3,941 1,278,539
Gibraltar Industries, Inc.
(a)
.............. 7,784 578,118
Griffon Corp. ....................... 5,787 417,011
Hayward Holdings, Inc.
(a)
............... 18,879 279,220
Insteel Industries, Inc. ................. 2,620 89,735
Janus International Group, Inc.
(a)
......... 20,419 294,442
Quanex Building Products Corp. .......... 5,795 193,553
Resideo Technologies, Inc.
(a)
............ 17,152 389,694
Simpson Manufacturing Co., Inc. ......... 10,933 2,100,120
Tecnoglass, Inc. ..................... 5,801 312,152
Trex Co., Inc.
(a)
..................... 27,798 2,324,747
UFP Industries, Inc. .................. 8,707 1,148,715
Zurn Elkay Water Solutions Corp. ......... 37,774 1,226,144
16,022,162
Capital Markets — 2.6%
Affiliated Managers Group, Inc. .......... 3,827 710,368
Artisan Partners Asset Management, Inc. , Class
A ............................ 9,646 425,967
AssetMark Financial Holdings, Inc.
(a)
....... 6,215 214,418
Blue Owl Capital, Inc. , Class A ........... 117,034 2,231,838
Brightsphere Investment Group, Inc. ....... 5,049 132,233
Cohen & Steers, Inc. ................. 6,907 592,759
Donnelley Financial Solutions, Inc.
(a)
....... 3,286 221,739
Evercore, Inc. , Class A ................ 2,728 683,064
Freedom Holding Corp.
(a) (b)
............. 4,574 384,902
Hamilton Lane, Inc. , Class A ............ 10,175 1,468,965
Houlihan Lokey, Inc. , Class A ............ 8,059 1,210,865
Jefferies Financial Group, Inc. ........... 16,187 946,454
MarketAxess Holdings, Inc. ............. 6,197 1,385,215
Perella Weinberg Partners , Class C ....... 7,485 141,467
Piper Sandler Cos. ................... 1,682 459,657
PJT Partners, Inc. , Class A ............. 5,957 791,924
SEI Investments Co. .................. 19,880 1,348,659
StepStone Group, Inc. , Class A .......... 7,831 393,586
StoneX Group, Inc.
(a)
................. 3,219 268,271
TPG, Inc. , Class A ................... 12,159 619,987
Victory Capital Holdings, Inc. , Class A ...... 5,802 303,967
Virtus Investment Partners, Inc. .......... 777 175,602
WisdomTree, Inc. .................... 17,990 214,801
15,326,708
Chemicals — 1.8%
Arcadium Lithium plc
(a) (b)
............... 130,769 415,845
Ashland, Inc. ....................... 5,990 578,934
Aspen Aerogels, Inc.
(a)
................ 15,064 307,456
Axalta Coating Systems Ltd.
(a)
........... 37,296 1,329,602
Balchem Corp. ..................... 8,255 1,464,932
Cabot Corp. ....................... 9,781 980,937
Ecovyst, Inc.
(a)
...................... 13,462 128,427
Element Solutions, Inc. ................ 21,806 587,672
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
.. 240,286 91,309
Hawkins, Inc. ...................... 5,000 519,500
HB Fuller Co. ...................... 7,980 687,876
Huntsman Corp. .................... 17,455 417,698
Innospec, Inc. ...................... 6,449 845,722
Koppers Holdings, Inc. ................ 2,749 111,912
NewMarket Corp. .................... 590 330,913
Orion SA ......................... 6,947 171,035
Perimeter Solutions SA
(a)
............... 16,667 161,503
Quaker Chemical Corp. ............... 3,558 646,026
Scotts Miracle-Gro Co. (The) ............ 5,110 401,646
Sensient Technologies Corp. ............ 5,721 446,524

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Stepan Co. ........................ 2,831 $ 239,588
10,865,057
Commercial Services & Supplies — 1.4%
ABM Industries, Inc. .................. 8,765 486,983
ACV Auctions, Inc. , Class A
(a)
............ 37,717 644,206
Brady Corp. , Class A, NVS ............. 5,676 406,458
Brink's Co. (The) .................... 8,031 883,330
Casella Waste Systems, Inc. , Class A
(a)
..... 14,574 1,509,284
CECO Environmental Corp.
(a)
............ 7,997 233,512
Driven Brands Holdings, Inc.
(a)
........... 8,755 117,667
HNI Corp. ......................... 5,069 278,542
Interface, Inc. ...................... 10,008 172,938
Liquidity Services, Inc.
(a)
............... 5,902 132,618
MillerKnoll, Inc. ..................... 9,057 280,948
Montrose Environmental Group, Inc.
(a)
...... 8,374 267,047
MSA Safety, Inc. .................... 5,705 1,076,248
OPENLANE, Inc.
(a)
................... 19,994 357,493
Stericycle, Inc.
(a)
.................... 8,492 497,207
UniFirst Corp. ...................... 2,001 389,275
Vestis Corp. ....................... 13,175 170,880
Viad Corp.
(a)
....................... 5,233 173,997
VSE Corp. ........................ 4,064 361,655
8,440,288
Communications Equipment — 0.6%
(a)
Calix, Inc.
(b)
........................ 15,298 629,207
Ciena Corp.
(b)
...................... 19,147 1,009,813
Digi International, Inc. ................. 9,216 251,597
Extreme Networks, Inc. ................ 33,599 480,466
Harmonic, Inc. ...................... 27,939 409,586
Infinera Corp.
(b)
..................... 25,640 152,301
Lumentum Holdings, Inc.
(b)
............. 9,561 495,068
Viavi Solutions, Inc. .................. 30,700 246,828
3,674,866
Construction & Engineering — 2.0%
Ameresco, Inc. , Class A
(a)
.............. 3,072 96,983
API Group Corp.
(a)
................... 47,981 1,818,000
Arcosa, Inc. ....................... 12,470 1,158,588
Argan, Inc. ........................ 1,516 119,658
Centuri Holdings, Inc.
(a)
................ 1,725 28,480
Construction Partners, Inc. , Class A
(a)
...... 11,110 718,262
Dycom Industries, Inc.
(a)
............... 7,550 1,385,500
Granite Construction, Inc. .............. 6,037 413,293
IES Holdings, Inc.
(a)
.................. 2,262 348,280
Limbach Holdings, Inc.
(a) (b)
.............. 1,665 106,094
MasTec, Inc.
(a)
...................... 15,743 1,732,202
MYR Group, Inc.
(a)
................... 4,276 600,692
Primoris Services Corp. ............... 8,608 486,094
Sterling Infrastructure, Inc.
(a)
............ 8,017 932,858
WillScot Holdings Corp.
(a) (b)
............. 49,153 2,015,273
11,960,257
Construction Materials — 0.8%
Eagle Materials, Inc.
(b)
................. 8,788 2,392,972
Knife River Corp.
(a)
................... 8,094 643,635
Summit Materials, Inc. , Class A
(a)
......... 30,679 1,281,769
United States Lime & Minerals, Inc. ........ 2,764 235,078
4,553,454
Consumer Finance — 0.6%
EZCORP, Inc. , Class A, NVS
(a) (b)
.......... 7,292 75,983
FirstCash Holdings, Inc. ............... 6,417 716,137
LendingClub Corp.
(a)
.................. 17,371 217,311
Moneylion, Inc.
(a)
.................... 1,623 111,857
NerdWallet, Inc. , Class A
(a)
.............. 5,778 84,532
Security
Shares
Shares Value
Consumer Finance (continued)
SoFi Technologies, Inc.
(a) (b)
............. 268,630 $ 2,025,470
Upstart Holdings, Inc.
(a) (b)
............... 19,722 550,836
3,782,126
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The) ................. 3,130 170,679
Chefs' Warehouse, Inc. (The)
(a)
.......... 4,109 170,893
Grocery Outlet Holding Corp.
(a)
........... 11,185 218,779
Maplebear, Inc.
(a)
.................... 37,472 1,292,409
PriceSmart, Inc. ..................... 4,226 385,961
Sprouts Farmers Market, Inc.
(a) (b)
......... 18,421 1,840,074
Weis Markets, Inc. ................... 1,359 102,536
4,181,331
Containers & Packaging — 0.5%
AptarGroup, Inc. .................... 11,674 1,715,845
Graphic Packaging Holding Co. .......... 37,058 1,115,446
Myers Industries, Inc. ................. 2,676 39,872
2,871,163
Distributors — 0.0%
GigaCloud Technology, Inc. , Class A
(a)
...... 1,855 54,593
Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc.
(a)
......... 5,155 404,203
Bright Horizons Family Solutions, Inc.
(a) (b)
.... 14,783 1,777,656
Chegg, Inc.
(a)
....................... 10,100 34,441
Coursera, Inc.
(a)
..................... 28,495 265,003
Duolingo, Inc. , Class A
(a) (b)
.............. 9,390 1,614,517
European Wax Center, Inc. , Class A
(a)
...... 5,951 55,880
Frontdoor, Inc.
(a)
..................... 8,704 343,460
Grand Canyon Education, Inc.
(a)
.......... 7,219 1,125,803
H&R Block, Inc. ..................... 14,271 826,862
Laureate Education, Inc. ............... 17,206 266,693
Mister Car Wash, Inc.
(a) (b)
............... 9,679 73,560
OneSpaWorld Holdings Ltd.
(a)
........... 24,664 396,844
Perdoceo Education Corp. .............. 6,290 155,929
Strategic Education, Inc. ............... 5,842 615,747
Stride, Inc.
(a)
....................... 7,450 566,051
Udemy, Inc.
(a) (b)
..................... 23,471 216,872
Universal Technical Institute, Inc.
(a)
........ 10,764 203,870
8,943,391
Diversified REITs — 0.3%
Alexander & Baldwin, Inc. .............. 14,098 277,871
American Assets Trust, Inc. ............. 4,807 127,482
Broadstone Net Lease, Inc. ............. 15,137 263,535
Empire State Realty Trust, Inc. , Class A ..... 12,623 135,950
Essential Properties Realty Trust, Inc. ...... 26,625 787,834
Gladstone Commercial Corp. ............ 4,175 62,834
1,655,506
Diversified Telecommunication Services — 0.2%
Anterix, Inc.
(a)
...................... 3,021 121,626
Globalstar, Inc.
(a)
.................... 194,762 235,662
IDT Corp. , Class B ................... 3,397 129,867
Iridium Communications, Inc. ............ 28,547 819,299
1,306,454
Electric Utilities — 0.3%
IDACORP, Inc. ..................... 3,990 390,023
MGE Energy, Inc. .................... 4,401 386,584
Otter Tail Corp. ..................... 4,472 433,426
Portland General Electric Co. ............ 10,237 485,029
1,695,062

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment — 1.2%
Acuity Brands, Inc.
(b)
.................. 5,598 $ 1,407,057
Allient, Inc. ........................ 3,829 110,811
Atkore, Inc. ........................ 4,010 541,350
Bloom Energy Corp. , Class A
(a) (b)
......... 51,872 702,347
EnerSys .......................... 4,830 530,962
Fluence Energy, Inc. , Class A
(a)
.......... 15,412 252,449
Generac Holdings, Inc.
(a)
............... 6,987 1,087,736
NEXTracker, Inc. , Class A
(a)
............. 22,729 1,116,903
Plug Power, Inc.
(a) (b)
.................. 106,138 262,161
Powell Industries, Inc. ................. 2,443 448,608
Preformed Line Products Co. ............ 277 38,190
Thermon Group Holdings, Inc.
(a)
.......... 6,055 198,665
Vicor Corp.
(a)
....................... 5,821 245,122
6,942,361
Electronic Equipment, Instruments & Components — 3.6%
Advanced Energy Industries, Inc. ......... 4,513 525,178
Arlo Technologies, Inc.
(a)
............... 23,981 363,552
Badger Meter, Inc. ................... 7,514 1,549,086
Bel Fuse, Inc. , Class B, NVS ............ 1,471 109,251
Belden, Inc. ....................... 6,373 590,713
Benchmark Electronics, Inc. ............ 4,470 213,979
Cognex Corp. ...................... 41,947 2,081,410
Coherent Corp.
(a) (b)
................... 38,503 2,682,889
CTS Corp. ........................ 7,753 378,967
ePlus, Inc.
(a)
....................... 3,447 316,848
Evolv Technologies Holdings, Inc.
(a) (b)
...... 26,919 93,409
Fabrinet
(a)
......................... 9,333 2,058,487
Insight Enterprises, Inc.
(a) (b)
............. 3,537 794,057
IPG Photonics Corp.
(a)
................ 3,271 262,988
Itron, Inc.
(a)
........................ 11,694 1,209,627
Kimball Electronics, Inc.
(a)
.............. 2,422 57,401
Littelfuse, Inc. ...................... 6,381 1,704,429
Mirion Technologies, Inc. , Class A
(a) (b)
...... 54,140 570,636
Napco Security Technologies, Inc. ........ 8,995 502,011
Novanta, Inc.
(a)
..................... 9,139 1,655,804
OSI Systems, Inc.
(a)
.................. 2,706 400,434
PAR Technology Corp.
(a) (b)
.............. 8,616 436,314
PC Connection, Inc. .................. 1,419 101,558
Plexus Corp.
(a)
...................... 4,438 568,818
Powerfleet, Inc.
(a)
.................... 26,411 119,642
Rogers Corp.
(a)
..................... 4,378 534,904
Sanmina Corp.
(a)
.................... 5,724 431,189
Vontier Corp. ....................... 24,634 966,392
21,279,973
Energy Equipment & Services — 1.9%
Archrock, Inc. ...................... 17,753 368,020
Atlas Energy Solutions, Inc. ............. 6,453 137,062
Cactus, Inc. , Class A ................. 8,395 529,892
ChampionX Corp. ................... 48,654 1,666,886
Core Laboratories, Inc. ................ 11,826 289,619
Diamond Offshore Drilling, Inc.
(a)
.......... 15,990 262,556
Dril-Quip, Inc.
(a)
..................... 8,465 146,614
Helix Energy Solutions Group, Inc.
(a)
....... 37,236 439,385
Kodiak Gas Services, Inc. .............. 3,395 97,946
Nabors Industries Ltd.
(a) (b)
.............. 818 84,115
NOV, Inc. ......................... 63,347 1,318,884
Oceaneering International, Inc.
(a)
......... 25,663 770,403
Patterson-UTI Energy, Inc. ............. 51,574 566,798
ProPetro Holding Corp.
(a) (b)
............. 12,216 117,151
RPC, Inc. ......................... 15,904 118,803
Select Water Solutions, Inc. , Class A ....... 12,379 146,320
TETRA Technologies, Inc.
(a)
............. 22,181 82,735
Tidewater, Inc.
(a)
.................... 7,416 733,887
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Transocean Ltd.
(a)
................... 72,497 $ 419,758
Valaris Ltd.
(a)
....................... 11,122 874,078
Weatherford International plc
(a)
........... 18,788 2,214,354
11,385,266
Entertainment — 1.4%
Atlanta Braves Holdings, Inc. , Class A
(a)
..... 2,667 122,469
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
11,848 514,558
Cinemark Holdings, Inc.
(a)
.............. 11,867 279,824
Endeavor Group Holdings, Inc. , Class A
(b)
... 47,638 1,306,234
IMAX Corp.
(a)
...................... 11,456 241,722
Madison Square Garden Entertainment Corp.
(a)
10,272 405,641
Madison Square Garden Sports Corp.
(a)
..... 2,571 515,254
Roku, Inc. , Class A
(a)
................. 30,880 1,797,525
TKO Group Holdings, Inc. , Class A ........ 18,090 1,978,141
Warner Music Group Corp. , Class A ....... 34,702 1,041,407
8,202,775
Financial Services — 1.8%
Acacia Research Corp.
(a)
............... 5,274 28,216
Affirm Holdings, Inc. , Class A
(a)
........... 58,664 1,659,605
AvidXchange Holdings, Inc.
(a) (b)
........... 45,945 410,748
Cass Information Systems, Inc. .......... 1,901 81,629
Euronet Worldwide, Inc.
(a)
.............. 5,821 593,684
EVERTEC, Inc. ..................... 5,983 206,234
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 980 202,096
Flywire Corp.
(a)
..................... 24,800 454,088
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 13,000 426,010
I3 Verticals, Inc. , Class A
(a)
.............. 3,696 90,589
International Money Express, Inc.
(a)
........ 4,557 101,211
Marqeta, Inc. , Class A
(a)
............... 39,909 215,109
Merchants Bancorp .................. 3,223 145,035
Remitly Global, Inc.
(a)
................. 37,322 493,024
Repay Holdings Corp. , Class A
(a) (b)
........ 13,148 126,484
Shift4 Payments, Inc. , Class A
(a) (b)
......... 15,257 1,049,529
Toast, Inc. , Class A
(a)
................. 105,322 2,755,223
Voya Financial, Inc. .................. 9,762 709,990
WEX, Inc.
(a)
........................ 6,436 1,180,684
10,929,188
Food Products — 1.1%
Freshpet, Inc.
(a)
..................... 11,591 1,410,625
Ingredion, Inc. ...................... 5,734 713,138
J & J Snack Foods Corp. ............... 2,245 378,731
John B Sanfilippo & Son, Inc. ............ 1,068 112,001
Lancaster Colony Corp. ............... 5,219 1,007,580
Mission Produce, Inc.
(a)
................ 7,948 89,336
Pilgrim's Pride Corp.
(a)
................ 6,484 267,335
Post Holdings, Inc.
(a)
.................. 8,052 880,567
Simply Good Foods Co. (The)
(a)
.......... 23,122 784,298
Tootsie Roll Industries, Inc. ............. 3,793 116,976
Utz Brands, Inc. , Class A ............... 12,950 192,178
Vital Farms, Inc.
(a)
................... 6,923 252,620
Westrock Coffee Co.
(a) (b)
............... 2,998 29,680
6,235,065
Gas Utilities — 0.1%
Chesapeake Utilities Corp. ............. 2,262 266,984
New Jersey Resources Corp. ............ 7,486 349,970
616,954
Ground Transportation — 0.8%
ArcBest Corp. ...................... 2,732 344,368
FTAI Infrastructure, Inc. ................ 14,991 154,557
Knight-Swift Transportation Holdings, Inc. ... 24,335 1,324,554

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation (continued)
Landstar System, Inc. ................. 4,207 $ 800,382
Lyft, Inc. , Class A
(a)
................... 35,330 425,726
Marten Transport Ltd. ................. 5,096 95,856
RXO, Inc.
(a)
........................ 17,949 569,163
Ryder System, Inc. ................... 5,117 717,199
Werner Enterprises, Inc. ............... 7,931 310,816
4,742,621
Health Care Equipment & Supplies — 3.6%
Alphatec Holdings, Inc.
(a)
............... 26,182 264,438
Artivion, Inc.
(a)
...................... 5,241 142,293
AtriCure, Inc.
(a)
..................... 12,427 268,050
Atrion Corp. ....................... 238 109,075
Avanos Medical, Inc.
(a)
................ 3,861 92,355
Axonics, Inc.
(a)
...................... 12,953 887,021
CONMED Corp. ..................... 7,934 547,763
Establishment Labs Holdings, Inc.
(a) (b)
...... 6,251 277,795
Glaukos Corp.
(a)
..................... 12,881 1,509,267
Globus Medical, Inc. , Class A
(a)
.......... 17,885 1,287,005
Haemonetics Corp.
(a)
................. 13,023 1,172,721
ICU Medical, Inc.
(a) (b)
.................. 2,842 360,877
Inari Medical, Inc.
(a)
.................. 13,014 605,932
Inspire Medical Systems, Inc.
(a)
.......... 7,564 1,066,902
Integer Holdings Corp.
(a) (b)
.............. 6,471 768,496
iRhythm Technologies, Inc.
(a)
............ 7,918 682,928
Lantheus Holdings, Inc.
(a) (b)
............. 17,511 1,835,678
LeMaitre Vascular, Inc. ................ 5,075 440,967
LivaNova plc
(a)
...................... 13,882 685,771
Masimo Corp.
(a)
..................... 6,968 745,437
Merit Medical Systems, Inc.
(a) (b)
........... 14,799 1,262,207
Novocure Ltd.
(a)
..................... 12,943 294,712
OrthoPediatrics Corp.
(a)
................ 4,114 126,629
Paragon 28, Inc.
(a) (b)
.................. 9,475 73,810
Penumbra, Inc.
(a)
.................... 9,534 1,593,036
PROCEPT BioRobotics Corp.
(a)
.......... 11,798 747,049
RxSight, Inc.
(a)
...................... 8,264 378,243
SI-BONE, Inc.
(a)
..................... 9,872 150,054
STAAR Surgical Co.
(a)
................. 9,635 397,444
Tandem Diabetes Care, Inc.
(a)
........... 11,172 413,141
TransMedics Group, Inc.
(a) (b)
............. 8,349 1,187,729
Treace Medical Concepts, Inc.
(a)
.......... 11,313 81,793
UFP Technologies, Inc.
(a)
............... 1,890 607,805
Varex Imaging Corp.
(a)
................ 3,415 50,508
21,114,931
Health Care Providers & Services — 3.4%
Acadia Healthcare Co., Inc.
(a)
............ 23,442 1,520,214
Accolade, Inc.
(a) (b)
.................... 5,978 24,510
Addus HomeCare Corp.
(a)
.............. 4,513 547,698
Amedisys, Inc.
(a)
.................... 2,402 235,516
Astrana Health, Inc.
(a)
................. 10,101 529,898
BrightSpring Health Services, Inc.
(a)
....... 7,500 92,925
Castle Biosciences, Inc.
(a)
.............. 1,938 46,764
Chemed Corp. ...................... 3,849 2,194,546
CorVel Corp.
(a)
...................... 2,406 738,161
Encompass Health Corp. .............. 25,667 2,385,491
Ensign Group, Inc. (The)
(b)
.............. 14,466 2,036,089
Guardant Health, Inc.
(a)
................ 30,090 1,057,062
HealthEquity, Inc.
(a)
................... 22,058 1,731,112
Hims & Hers Health, Inc. , Class A
(a)
........ 40,319 856,375
LifeStance Health Group, Inc.
(a)
.......... 9,959 54,874
National HealthCare Corp. .............. 1,813 246,858
National Research Corp. ............... 3,791 96,633
NeoGenomics, Inc.
(a)
................. 16,272 288,502
Option Care Health, Inc.
(a)
.............. 44,458 1,319,958
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Owens & Minor, Inc.
(a)
................. 8,249 $ 135,448
PACS Group, Inc.
(a)
.................. 6,202 222,032
Privia Health Group, Inc.
(a)
.............. 27,438 569,064
Progyny, Inc.
(a) (b)
.................... 21,528 607,090
R1 RCM, Inc.
(a)
..................... 40,091 516,372
RadNet, Inc.
(a) (b)
..................... 16,825 1,005,294
Select Medical Holdings Corp. ........... 12,830 510,121
Surgery Partners, Inc.
(a) (b)
.............. 19,620 595,663
Talkspace, Inc.
(a)
.................... 29,782 59,862
US Physical Therapy, Inc. .............. 2,153 209,917
20,434,049
Health Care REITs — 0.2%
Community Healthcare Trust, Inc. ......... 4,038 87,867
Global Medical REIT, Inc. .............. 8,707 83,152
National Health Investors, Inc. ........... 11,132 833,341
Universal Health Realty Income Trust ...... 1,505 64,339
1,068,699
Health Care Technology — 0.5%
Certara, Inc.
(a)
...................... 28,121 438,969
Definitive Healthcare Corp. , Class A
(a)
...... 4,397 17,148
Doximity, Inc. , Class A
(a) (b)
.............. 31,705 887,740
Evolent Health, Inc. , Class A
(a) (b)
.......... 29,495 687,824
GoodRx Holdings, Inc. , Class A
(a) (b)
........ 9,167 82,961
HealthStream, Inc. ................... 6,656 197,750
Phreesia, Inc.
(a)
..................... 14,003 349,375
Schrodinger, Inc.
(a) (b)
.................. 8,651 192,744
Simulations Plus, Inc. ................. 4,139 169,037
Teladoc Health, Inc.
(a)
................. 17,066 160,932
3,184,480
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc. ............. 58,722 868,498
Pebblebrook Hotel Trust ............... 11,203 153,369
RLJ Lodging Trust ................... 23,924 225,843
Ryman Hospitality Properties, Inc. ........ 14,948 1,502,424
Sunstone Hotel Investors, Inc. ........... 52,661 545,568
Xenia Hotels & Resorts, Inc. ............ 26,405 366,501
3,662,203
Hotels, Restaurants & Leisure — 3.8%
Aramark .......................... 66,597 2,282,279
BJ's Restaurants, Inc.
(a)
................ 5,034 158,974
Bowlero Corp. , Class A ................ 3,026 39,187
Caesars Entertainment, Inc.
(a)
........... 20,151 805,032
Cava Group, Inc.
(a)
................... 18,126 1,526,572
Choice Hotels International, Inc.
(b)
......... 7,174 914,326
Chuy's Holdings, Inc.
(a)
................ 2,568 95,247
Dutch Bros, Inc. , Class A
(a)
............. 20,193 772,382
Everi Holdings, Inc.
(a)
................. 7,778 100,103
First Watch Restaurant Group, Inc.
(a)
....... 7,978 129,802
Golden Entertainment, Inc. ............. 1,894 63,316
Hilton Grand Vacations, Inc.
(a)
........... 7,816 337,729
Hyatt Hotels Corp. , Class A ............. 8,016 1,180,997
Krispy Kreme, Inc. ................... 20,340 216,214
Kura Sushi USA, Inc. , Class A
(a) (b)
......... 1,397 80,314
Life Time Group Holdings, Inc.
(a) (b)
......... 15,630 324,635
Light & Wonder, Inc. , Class A
(a)
........... 23,136 2,480,179
Monarch Casino & Resort, Inc. ........... 3,401 266,230
Norwegian Cruise Line Holdings Ltd.
(a)
...... 109,314 2,014,657
Papa John's International, Inc. ........... 5,773 255,340
Planet Fitness, Inc. , Class A
(a)
........... 22,325 1,645,353
Portillo's, Inc. , Class A
(a) (b)
.............. 10,560 109,402
Red Rock Resorts, Inc. , Class A .......... 8,711 496,527
Rush Street Interactive, Inc. , Class A
(a)
..... 12,562 125,746

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Shake Shack, Inc. , Class A
(a)
............ 9,602 $ 841,327
Sweetgreen, Inc. , Class A
(a) (b)
............ 21,704 596,426
Target Hospitality Corp.
(a)
.............. 6,406 59,960
Texas Roadhouse, Inc. ................ 17,147 2,994,038
Vail Resorts, Inc. .................... 5,396 982,126
Wendy's Co. (The) ................... 22,641 383,312
Wyndham Hotels & Resorts, Inc. ......... 6,082 460,529
22,738,261
Household Durables — 1.0%
Cavco Industries, Inc.
(a)
................ 2,036 844,166
Century Communities, Inc. ............. 2,559 267,953
Installed Building Products, Inc. .......... 6,121 1,654,813
Legacy Housing Corp.
(a)
............... 1,173 33,407
Skyline Champion Corp.
(a)
.............. 14,600 1,190,046
Sonos, Inc.
(a)
....................... 29,758 401,733
Tempur Sealy International, Inc. .......... 32,334 1,692,685
Vizio Holding Corp. , Class A
(a)
........... 9,236 101,411
6,186,214
Household Products — 0.3%
Reynolds Consumer Products, Inc. ........ 5,520 153,566
Spectrum Brands Holdings, Inc. .......... 7,379 624,337
WD-40 Co. ........................ 3,457 904,386
1,682,289
Independent Power and Renewable Electricity Producers — 0.3%
Altus Power, Inc. , Class A
(a)
............. 19,060 80,052
Clearway Energy, Inc. , Class A ........... 5,189 127,805
Clearway Energy, Inc. , Class C .......... 11,681 311,649
Montauk Renewables, Inc.
(a)
............ 17,243 102,423
Ormat Technologies, Inc. ............... 13,716 1,064,910
Sunnova Energy International, Inc.
(a) (b)
...... 8,922 63,079
1,749,918
Industrial REITs — 1.7%
Americold Realty Trust, Inc. ............. 36,813 1,100,341
EastGroup Properties, Inc. ............. 12,311 2,302,034
First Industrial Realty Trust, Inc. .......... 31,994 1,750,712
Innovative Industrial Properties, Inc. ....... 3,634 446,291
Plymouth Industrial REIT, Inc. ........... 3,933 94,077
Rexford Industrial Realty, Inc. ........... 36,069 1,807,418
STAG Industrial, Inc. ................. 19,593 799,590
Terreno Realty Corp. ................. 24,179 1,654,085
9,954,548
Insurance — 2.3%
Ambac Financial Group, Inc.
(a)
........... 5,876 77,504
Assured Guaranty Ltd. ................ 9,242 761,264
Baldwin Insurance Group, Inc. (The) , Class
A
(a) (b)
.......................... 17,080 747,079
Employers Holdings, Inc. ............... 1,564 75,088
Goosehead Insurance, Inc. , Class A
(a) (b)
..... 6,008 542,462
Hamilton Insurance Group Ltd. , Class B
(a)
... 2,498 43,540
Hanover Insurance Group, Inc. (The) ...... 4,946 680,026
Kinsale Capital Group, Inc.
(b)
............ 5,690 2,600,728
Lemonade, Inc.
(a) (b)
................... 6,893 124,281
Mercury General Corp. ................ 3,632 217,448
Oscar Health, Inc. , Class A
(a) (b)
........... 43,435 767,931
Palomar Holdings, Inc.
(a)
............... 6,102 561,445
Primerica, Inc. ...................... 5,310 1,336,899
ProAssurance Corp.
(a)
................. 5,481 71,801
RLI Corp. ......................... 10,595 1,595,501
Root, Inc. , Class A
(a) (b)
................. 1,192 71,794
Ryan Specialty Holdings, Inc. , Class A ...... 25,653 1,579,968
Safety Insurance Group, Inc. ............ 1,570 134,313
Selective Insurance Group, Inc. .......... 4,799 433,446
Security
Shares
Shares Value
Insurance (continued)
Skyward Specialty Insurance Group, Inc.
(a)
... 2,673 $ 105,771
Tiptree, Inc. ....................... 3,754 74,141
Trupanion, Inc.
(a) (b)
................... 6,186 229,253
White Mountains Insurance Group Ltd.
(b)
.... 451 805,486
13,637,169
Interactive Media & Services — 1.1%
(a)
Bumble, Inc. , Class A
(b)
................ 15,386 143,705
Cargurus, Inc. , Class A
(b)
............... 21,948 544,749
Cars.com, Inc. ...................... 6,142 126,648
EverQuote, Inc. , Class A ............... 2,148 56,041
IAC, Inc. .......................... 5,826 307,671
Match Group, Inc. ................... 67,987 2,593,024
MediaAlpha, Inc. , Class A .............. 4,026 59,062
QuinStreet, Inc. ..................... 13,058 244,185
Reddit, Inc. , Class A
(b)
................. 6,502 395,647
Rumble, Inc. , Class A
(b)
................ 21,115 133,447
Taboola.com Ltd. .................... 24,337 84,449
TripAdvisor, Inc. ..................... 28,131 495,950
Vimeo, Inc. ........................ 38,514 154,826
Yelp, Inc. ......................... 9,486 345,575
ZipRecruiter, Inc. , Class A .............. 17,182 157,387
ZoomInfo Technologies, Inc. ............ 44,486 505,361
6,347,727
IT Services — 0.4%
ASGN, Inc.
(a)
....................... 4,074 385,686
Couchbase, Inc.
(a)
................... 9,162 175,819
DigitalOcean Holdings, Inc.
(a) (b)
........... 8,586 284,454
Fastly, Inc. , Class A
(a) (b)
................ 23,085 186,989
Grid Dynamics Holdings, Inc. , Class A
(a) (b)
... 15,237 196,557
Hackett Group, Inc. (The) .............. 4,241 115,694
Perficient, Inc.
(a)
..................... 3,993 301,112
Squarespace, Inc. , Class A
(a)
............ 15,561 687,641
2,333,952
Leisure Products — 0.6%
Acushnet Holdings Corp. ............... 3,411 247,570
Brunswick Corp. .................... 7,245 590,105
Hasbro, Inc. ....................... 13,166 848,680
Mattel, Inc.
(a) (b)
...................... 33,284 642,048
Smith & Wesson Brands, Inc. ............ 6,396 105,854
Topgolf Callaway Brands Corp.
(a) (b)
........ 36,857 608,141
YETI Holdings, Inc.
(a)
................. 13,519 559,011
3,601,409
Life Sciences Tools & Services — 0.9%
10X Genomics, Inc. , Class A
(a)
........... 15,539 321,191
Azenta, Inc.
(a) (b)
..................... 12,834 799,430
BioLife Solutions, Inc.
(a)
................ 6,895 165,618
Bio-Rad Laboratories, Inc. , Class A
(a)
....... 1,964 664,539
CryoPort, Inc.
(a) (b)
.................... 4,009 37,003
Fortrea Holdings, Inc.
(a)
................ 6,448 177,900
Maravai LifeSciences Holdings, Inc. , Class A
(a)
28,431 276,634
Mesa Laboratories, Inc. ............... 605 69,285
OmniAb, Inc.
(a)
...................... 9,414 45,093
OmniAb, Inc., 12.50 Earnout Shares , NVS
(a) (d)
. 1,386 —
OmniAb, Inc., 15.00 Earnout Shares , NVS
(a) (d)
. 1,386 —
Quanterix Corp.
(a)
.................... 4,691 69,239
Repligen Corp.
(a) (b)
................... 13,403 2,242,992
Sotera Health Co.
(a) (b)
................. 18,262 253,294
Standard BioTools, Inc.
(a) (b)
.............. 79,302 177,636
5,299,854
Machinery — 5.3%
Alamo Group, Inc. ................... 2,553 492,014
Albany International Corp. , Class A ........ 5,275 493,635

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Allison Transmission Holdings, Inc. ........ 8,695 $ 770,290
Chart Industries, Inc.
(a) (b)
............... 10,956 1,764,792
Columbus McKinnon Corp. ............. 4,443 169,545
Crane Co. ......................... 8,676 1,391,804
Donaldson Co., Inc. .................. 30,977 2,317,699
Douglas Dynamics, Inc. ............... 2,558 73,952
Energy Recovery, Inc.
(a)
............... 14,365 209,442
Enerpac Tool Group Corp. , Class A ........ 13,902 558,860
Enpro, Inc. ........................ 3,749 640,854
Esab Corp. ........................ 10,464 1,063,142
Federal Signal Corp. ................. 15,644 1,563,931
Flowserve Corp. .................... 20,289 1,025,609
Franklin Electric Co., Inc. .............. 10,305 1,098,719
Gorman-Rupp Co. (The) ............... 5,246 216,712
Helios Technologies, Inc. ............... 3,574 164,225
Hillenbrand, Inc. .................... 6,283 277,897
ITT, Inc. .......................... 21,061 2,979,289
John Bean Technologies Corp.
(b)
.......... 5,153 506,952
Kadant, Inc.
(b)
...................... 2,993 1,052,010
Lindsay Corp. ...................... 2,793 351,890
Middleby Corp. (The)
(a)
................ 6,294 853,341
Miller Industries, Inc. ................. 1,470 99,872
Mueller Industries, Inc. ................ 14,071 998,197
Mueller Water Products, Inc. , Class A ...... 27,838 575,690
Nikola Corp.
(a) (b)
..................... 4,582 41,146
Omega Flex, Inc. .................... 913 48,006
Oshkosh Corp. ..................... 5,369 583,342
Proto Labs, Inc.
(a)
.................... 3,361 117,030
RBC Bearings, Inc.
(a) (b)
................ 7,334 2,133,021
SPX Technologies, Inc.
(a)
............... 11,811 1,742,595
Standex International Corp. ............. 1,906 356,041
Symbotic, Inc. , Class A
(a) (b)
.............. 6,303 168,983
Tennant Co. ....................... 3,112 335,131
Timken Co. (The) .................... 9,084 789,854
Toro Co. (The) ...................... 15,389 1,473,189
Trinity Industries, Inc. ................. 11,989 396,356
Wabash National Corp. ................ 6,072 130,487
Watts Water Technologies, Inc. , Class A ..... 6,997 1,452,017
31,477,561
Marine Transportation — 0.3%
Kirby Corp.
(a)
....................... 9,812 1,205,699
Matson, Inc. ....................... 3,127 414,984
1,620,683
Media — 0.7%
Boston Omaha Corp. , Class A
(a)
.......... 6,067 89,185
Cardlytics, Inc.
(a) (b)
................... 4,735 39,253
Integral Ad Science Holding Corp.
(a) (b)
...... 18,352 186,823
Liberty Broadband Corp. , Class A
(a)
........ 2,697 178,595
Liberty Broadband Corp. , Class C, NVS
(a)
... 16,623 1,120,224
Magnite, Inc.
(a)
...................... 18,061 262,607
New York Times Co. (The) , Class A ........ 40,142 2,151,210
PubMatic, Inc. , Class A
(a)
............... 10,875 238,815
TechTarget, Inc.
(a)
.................... 2,569 82,208
4,348,920
Metals & Mining — 1.6%
Alpha Metallurgical Resources, Inc. ....... 1,012 298,955
ATI, Inc.
(a) (b)
........................ 31,888 2,159,137
Carpenter Technology Corp. ............ 12,597 1,837,524
Century Aluminum Co.
(a)
............... 13,073 197,533
Cleveland-Cliffs, Inc.
(a)
................ 76,201 1,169,685
Coeur Mining, Inc.
(a)
.................. 51,242 332,561
Haynes International, Inc. .............. 3,166 188,535
Hecla Mining Co. .................... 58,507 338,171
Security
Shares
Shares Value
Metals & Mining (continued)
Ivanhoe Electric, Inc.
(a) (b)
............... 11,532 $ 114,398
Materion Corp. ..................... 5,296 637,797
McEwen Mining, Inc.
(a)
................ 10,499 99,111
Metallus, Inc.
(a)
..................... 4,458 99,948
MP Materials Corp. , Class A
(a) (b)
.......... 24,410 330,023
Royal Gold, Inc. ..................... 9,561 1,320,565
Worthington Steel, Inc. ................ 3,408 135,877
9,259,820
Office REITs — 0.1%
COPT Defense Properties .............. 15,382 445,617
Oil, Gas & Consumable Fuels — 0.6%
Antero Midstream Corp. ............... 29,039 417,000
Centrus Energy Corp. , Class A
(a) (b)
........ 2,125 92,841
Clean Energy Fuels Corp.
(a)
............. 12,877 36,700
CNX Resources Corp.
(a) (b)
.............. 14,203 375,954
CONSOL Energy, Inc.
(a)
............... 2,140 213,594
Green Plains, Inc.
(a) (b)
................. 15,047 266,783
HighPeak Energy, Inc.
(b)
............... 1,467 24,660
New Fortress Energy, Inc. , Class A
(b)
....... 23,043 454,869
NextDecade Corp.
(a)
.................. 7,091 57,508
REX American Resources Corp.
(a)
........ 2,294 116,558
Riley Exploration Permian, Inc. ........... 891 26,097
Southwestern Energy Co.
(a)
............. 91,476 590,020
Talos Energy, Inc.
(a)
.................. 14,354 169,951
Uranium Energy Corp.
(a) (b)
.............. 96,399 571,646
3,414,181
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 6,550 642,948
Passenger Airlines — 0.1%
(a)
Frontier Group Holdings, Inc.
(b)
........... 14,628 57,634
Joby Aviation, Inc. , Class A
(b)
............ 41,037 245,401
SkyWest, Inc. ...................... 6,210 496,428
Sun Country Airlines Holdings, Inc. ........ 4,283 56,107
855,570
Personal Care Products — 0.8%
BellRing Brands, Inc.
(a)
................ 33,421 1,713,829
elf Beauty, Inc.
(a) (b)
................... 13,618 2,350,194
Inter Parfums, Inc. ................... 4,663 655,991
4,720,014
Pharmaceuticals — 1.6%
(a)
Amphastar Pharmaceuticals, Inc.
(b)
........ 9,734 423,624
ANI Pharmaceuticals, Inc. .............. 4,586 301,392
Arvinas, Inc. ....................... 7,359 202,446
Avadel Pharmaceuticals plc ............. 23,896 390,461
Axsome Therapeutics, Inc. ............. 10,150 886,197
Cassava Sciences, Inc.
(b)
.............. 6,047 134,364
Catalent, Inc. ...................... 46,248 2,744,356
Corcept Therapeutics, Inc.
(b)
............ 14,182 548,418
Evolus, Inc. ........................ 12,618 156,716
EyePoint Pharmaceuticals, Inc.
(b)
......... 9,338 92,259
Harmony Biosciences Holdings, Inc.
(b)
...... 8,220 278,329
Intra-Cellular Therapies, Inc. ............ 25,141 1,979,100
Ligand Pharmaceuticals, Inc. ............ 2,689 293,074
Liquidia Corp.
(b)
..................... 11,734 139,987
Longboard Pharmaceuticals, Inc. ......... 2,971 98,756
Pacira BioSciences, Inc. ............... 6,345 131,024
Pliant Therapeutics, Inc. ............... 3,744 53,577
Prestige Consumer Healthcare, Inc. ....... 5,091 360,494
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 526,994 )
(e)
..................... 15,053 23,528
Tarsus Pharmaceuticals, Inc. ............ 4,629 112,438

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Tilray Brands, Inc. , Class 2
(b)
............ 106,807 $ 216,818
WaVe Life Sciences Ltd. ............... 19,723 130,369
9,697,727
Professional Services — 3.6%
Alight, Inc. , Class A
(a) (b)
................ 41,433 313,648
Barrett Business Services, Inc. ........... 4,489 163,579
CACI International, Inc. , Class A
(a)
........ 3,900 1,799,772
CBIZ, Inc.
(a) (b)
....................... 12,067 837,450
Clarivate plc
(a) (b)
..................... 27,558 185,741
CRA International, Inc. ................ 1,702 297,510
ExlService Holdings, Inc.
(a)
............. 41,540 1,464,700
Exponent, Inc. ...................... 12,959 1,374,691
First Advantage Corp. ................. 4,818 82,966
Franklin Covey Co.
(a)
................. 3,106 135,763
FTI Consulting, Inc.
(a) (b)
................ 9,106 1,984,835
Heidrick & Struggles International, Inc. ..... 2,448 98,263
Huron Consulting Group, Inc.
(a)
........... 4,558 501,425
ICF International, Inc. ................. 4,788 704,315
Insperity, Inc. ....................... 9,261 951,290
KBR, Inc. ......................... 34,668 2,308,542
Kforce, Inc. ........................ 2,614 181,594
Korn Ferry ........................ 7,038 518,841
Legalzoom.com, Inc.
(a)
................ 30,035 200,634
Maximus, Inc. ...................... 5,673 526,965
NV5 Global, Inc.
(a)
................... 2,297 236,912
Parsons Corp.
(a)
..................... 5,337 487,642
Paycor HCM, Inc.
(a)
.................. 21,125 262,161
Paylocity Holding Corp.
(a) (b)
............. 11,238 1,686,487
Robert Half, Inc. .................... 17,437 1,119,281
Science Applications International Corp. .... 5,374 668,526
Sterling Check Corp.
(a)
................ 2,750 43,120
TriNet Group, Inc. ................... 2,775 289,294
UL Solutions, Inc. , Class A
(b)
............ 5,159 260,684
Upwork, Inc.
(a) (b)
..................... 10,591 128,363
Verra Mobility Corp. , Class A
(a)
........... 42,592 1,283,297
21,098,291
Real Estate Management & Development — 0.5%
DigitalBridge Group, Inc. , Class A ......... 29,706 419,746
eXp World Holdings, Inc.
(b)
.............. 20,475 294,021
Forestar Group, Inc.
(a)
................. 2,031 64,241
FRP Holdings, Inc.
(a)
.................. 2,101 63,219
Howard Hughes Holdings, Inc.
(a)
.......... 4,250 315,222
Jones Lang LaSalle, Inc.
(a)
.............. 4,140 1,038,726
Marcus & Millichap, Inc. ............... 2,563 101,520
St. Joe Co. (The) .................... 9,837 606,746
2,903,441
Residential REITs — 0.2%
Apartment Investment & Management Co. ,
Class A
(a)
....................... 14,677 130,038
Independence Realty Trust, Inc. .......... 31,269 583,167
NexPoint Residential Trust, Inc. .......... 2,266 99,002
UMH Properties, Inc. ................. 9,568 169,928
Veris Residential, Inc. ................. 9,613 151,020
1,133,155
Retail REITs — 1.3%
Acadia Realty Trust .................. 7,865 170,199
Agree Realty Corp. .................. 10,265 707,977
Brixmor Property Group, Inc. ............ 28,312 721,107
Federal Realty Investment Trust .......... 11,066 1,235,519
Getty Realty Corp. ................... 4,301 127,396
InvenTrust Properties Corp. ............. 6,659 187,584
Kite Realty Group Trust ................ 56,217 1,386,311
Security
Shares
Shares Value
Retail REITs (continued)
NETSTREIT Corp. ................... 11,087 $ 182,603
NNN REIT, Inc. ..................... 21,515 965,808
Phillips Edison & Co., Inc. .............. 22,761 798,911
Retail Opportunity Investments Corp. ...... 10,812 161,639
SITE Centers Corp. .................. 20,224 312,461
Tanger, Inc. ........................ 16,517 477,341
Urban Edge Properties ................ 18,619 377,966
Whitestone REIT .................... 5,860 80,868
7,893,690
Semiconductors & Semiconductor Equipment — 4.0%
Allegro MicroSystems, Inc.
(a) (b)
........... 20,710 497,868
Alpha & Omega Semiconductor Ltd.
(a)
...... 3,415 141,381
Ambarella, Inc.
(a)
.................... 4,004 210,771
Amkor Technology, Inc. ................ 15,849 517,628
Axcelis Technologies, Inc.
(a) (b)
............ 8,316 1,050,727
Cirrus Logic, Inc.
(a)
................... 4,800 626,304
Cohu, Inc.
(a)
....................... 12,144 388,487
Credo Technology Group Holding Ltd.
(a)
..... 34,324 952,491
Diodes, Inc.
(a) (b)
..................... 4,246 332,037
FormFactor, Inc.
(a)
................... 19,988 1,070,557
Ichor Holdings Ltd.
(a)
.................. 8,510 289,340
Impinj, Inc.
(a)
....................... 5,761 917,670
indie Semiconductor, Inc. , Class A
(a) (b)
...... 39,535 236,419
Kulicke & Soffa Industries, Inc. ........... 13,719 647,125
Lattice Semiconductor Corp.
(a)
........... 35,352 1,873,656
MACOM Technology Solutions Holdings, Inc.
(a)
14,643 1,477,771
MaxLinear, Inc.
(a)
.................... 9,215 130,300
MKS Instruments, Inc. ................ 5,952 749,357
Navitas Semiconductor Corp.
(a)
.......... 31,225 115,845
Onto Innovation, Inc.
(a)
................ 12,612 2,412,676
PDF Solutions, Inc.
(a)
................. 7,924 278,053
Power Integrations, Inc. ............... 6,016 439,409
Rambus, Inc.
(a)
..................... 27,521 1,415,680
Semtech Corp.
(a)
.................... 16,556 525,156
Silicon Laboratories, Inc.
(a)
.............. 8,149 978,939
SiTime Corp.
(a)
...................... 4,728 671,140
SolarEdge Technologies, Inc.
(a)
........... 5,259 151,775
Synaptics, Inc.
(a) (b)
................... 6,606 576,836
Ultra Clean Holdings, Inc.
(a) (b)
............ 11,450 495,327
Universal Display Corp. ............... 12,135 2,701,494
Veeco Instruments, Inc.
(a)
.............. 10,845 449,091
Wolfspeed, Inc.
(a)
.................... 10,682 201,356
23,522,666
Software — 10.1%
A10 Networks, Inc. ................... 18,519 242,414
ACI Worldwide, Inc.
(a)
................. 20,408 882,238
Agilysys, Inc.
(a)
..................... 5,919 663,461
Alarm.com Holdings, Inc.
(a)
............. 12,712 896,832
Alkami Technology, Inc.
(a)
.............. 11,981 392,138
Altair Engineering, Inc. , Class A
(a) (b)
........ 14,553 1,285,903
Amplitude, Inc. , Class A
(a)
.............. 19,284 165,071
Appfolio, Inc. , Class A
(a)
............... 5,544 1,227,885
Appian Corp. , Class A
(a) (b)
.............. 8,822 325,885
Asana, Inc. , Class A
(a) (b)
................ 22,557 328,204
AvePoint, Inc. , Class A
(a)
............... 23,703 258,363
BILL Holdings, Inc.
(a)
.................. 25,232 1,260,591
Blackbaud, Inc.
(a) (b)
................... 4,966 394,201
BlackLine, Inc.
(a)
.................... 13,019 618,663
Blend Labs, Inc. , Class A
(a)
............. 45,143 125,046
Box, Inc. , Class A
(a)
.................. 37,429 1,052,503
Braze, Inc. , Class A
(a)
................. 13,926 613,580
C3.ai, Inc. , Class A
(a) (b)
................ 28,456 761,198
CCC Intelligent Solutions Holdings, Inc.
(a)
.... 84,293 864,846

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Cleanspark, Inc.
(a) (b)
.................. 56,102 $ 897,632
Clear Secure, Inc. , Class A ............. 20,342 434,302
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 37,670 736,448
CommVault Systems, Inc.
(a)
............. 11,284 1,724,759
Confluent, Inc. , Class A
(a)
.............. 58,651 1,467,448
Dolby Laboratories, Inc. , Class A ......... 15,322 1,206,761
DoubleVerify Holdings, Inc.
(a)
............ 37,360 789,043
Dropbox, Inc. , Class A
(a) (b)
.............. 26,314 629,431
E2open Parent Holdings, Inc. , Class A
(a) (b)
... 30,665 143,206
Elastic NV
(a)
....................... 21,975 2,409,998
Enfusion, Inc. , Class A
(a)
............... 5,611 53,192
Envestnet, Inc.
(a)
.................... 7,641 473,589
EverCommerce, Inc.
(a) (b)
............... 5,443 65,643
Five9, Inc.
(a)
....................... 18,933 843,465
Freshworks, Inc. , Class A
(a)
............. 47,646 595,575
Gitlab, Inc. , Class A
(a)
................. 29,842 1,528,806
Guidewire Software, Inc.
(a)
.............. 21,468 3,221,703
HashiCorp, Inc. , Class A
(a)
.............. 33,902 1,144,192
Hut 8 Corp.
(a)
....................... 10,518 153,984
Informatica, Inc. , Class A
(a) (b)
............ 13,393 320,628
Instructure Holdings, Inc.
(a)
............. 5,344 124,836
Intapp, Inc.
(a)
....................... 10,906 390,762
InterDigital, Inc. ..................... 6,462 793,275
Jamf Holding Corp.
(a) (b)
................ 14,279 261,448
JFrog Ltd.
(a) (b)
...................... 20,126 776,059
Klaviyo, Inc. , Class A
(a) (b)
............... 9,552 250,262
LiveRamp Holdings, Inc.
(a)
.............. 11,772 356,456
Marathon Digital Holdings, Inc.
(a) (b)
........ 69,050 1,358,213
Matterport, Inc. , Class A
(a)
.............. 43,796 194,454
MeridianLink, Inc.
(a)
.................. 6,224 147,073
Mitek Systems, Inc.
(a) (b)
................ 7,695 102,420
N-able, Inc.
(a)
....................... 18,622 259,591
nCino, Inc.
(a)
....................... 19,438 636,789
NextNav, Inc.
(a) (b)
.................... 9,305 77,325
Olo, Inc. , Class A
(a)
................... 16,889 80,729
Pagaya Technologies Ltd. , Class A
(a)
....... 4,279 63,672
PagerDuty, Inc.
(a)
.................... 23,817 498,490
Pegasystems, Inc. ................... 10,616 740,148
PowerSchool Holdings, Inc. , Class A
(a)
...... 14,677 331,113
PROS Holdings, Inc.
(a) (b)
............... 11,534 277,969
Q2 Holdings, Inc.
(a)
................... 15,030 1,014,074
Qualys, Inc.
(a)
...................... 9,464 1,411,461
Rapid7, Inc.
(a)
...................... 16,004 629,597
RingCentral, Inc. , Class A
(a)
............. 8,629 302,446
Riot Platforms, Inc.
(a) (b)
................ 73,380 747,742
Rubrik, Inc. , Class A
(a) (b)
................ 5,987 222,716
Samsara, Inc. , Class A
(a) (b)
.............. 50,272 1,924,412
SEMrush Holdings, Inc. , Class A
(a)
........ 3,369 49,659
SentinelOne, Inc. , Class A
(a)
............. 69,497 1,591,481
Smartsheet, Inc. , Class A
(a)
............. 35,475 1,701,381
SolarWinds Corp. ................... 7,072 84,369
Sprinklr, Inc. , Class A
(a) (b)
............... 30,101 295,893
Sprout Social, Inc. , Class A
(a)
............ 12,526 489,391
SPS Commerce, Inc.
(a)
................ 9,390 2,022,794
Tenable Holdings, Inc.
(a)
............... 30,633 1,406,667
Teradata Corp.
(a)
.................... 15,580 505,104
Terawulf, Inc.
(a)
..................... 60,712 252,562
UiPath, Inc. , Class A
(a)
................ 113,865 1,385,737
Varonis Systems, Inc.
(a) (b)
............... 28,666 1,580,357
Vertex, Inc. , Class A
(a)
................. 12,879 510,652
Weave Communications, Inc.
(a)
.......... 8,990 89,900
Workiva, Inc. , Class A
(a) (b)
.............. 13,074 964,469
Yext, Inc.
(a)
........................ 30,456 175,427
Zeta Global Holdings Corp. , Class A
(a) (b)
..... 44,561 954,497
Security
Shares
Shares Value
Software (continued)
Zuora, Inc. , Class A
(a)
................. 35,843 $ 325,096
59,557,795
Specialized REITs — 1.0%
CubeSmart ........................ 57,570 2,739,181
Farmland Partners, Inc. ............... 6,816 72,386
Four Corners Property Trust, Inc. ......... 7,174 194,703
Lamar Advertising Co. , Class A .......... 10,036 1,202,915
National Storage Affiliates Trust .......... 7,860 334,600
Outfront Media, Inc. .................. 15,009 243,446
PotlatchDeltic Corp. .................. 7,712 342,104
Rayonier, Inc. ...................... 18,227 552,825
Safehold, Inc. ...................... 7,038 162,859
5,845,019
Specialty Retail — 2.5%
Abercrombie & Fitch Co. , Class A
(a)
........ 12,784 1,885,384
Advance Auto Parts, Inc. ............... 6,793 430,201
American Eagle Outfitters, Inc. ........... 27,793 612,836
Arhaus, Inc. , Class A ................. 5,825 88,482
Arko Corp. ........................ 5,408 35,422
Beyond, Inc.
(a)
...................... 3,384 38,239
Boot Barn Holdings, Inc.
(a) (b)
............. 4,391 586,111
Camping World Holdings, Inc. , Class A ..... 6,164 141,032
Carvana Co. , Class A
(a) (b)
............... 12,365 1,647,389
Chewy, Inc. , Class A
(a) (b)
............... 34,897 843,809
Five Below, Inc.
(a)
.................... 13,998 1,018,215
GameStop Corp. , Class A
(a)
............. 32,686 740,992
Gap, Inc. (The) ..................... 32,971 774,159
Guess?, Inc. ....................... 3,953 95,070
Leslie's, Inc.
(a)
...................... 17,056 50,315
Murphy USA, Inc. ................... 5,146 2,598,318
National Vision Holdings, Inc.
(a)
.......... 7,164 103,591
Revolve Group, Inc. , Class A
(a) (b)
.......... 9,838 190,365
RH
(a) (b)
........................... 2,372 688,070
Shoe Carnival, Inc. ................... 1,661 70,543
Urban Outfitters, Inc.
(a) (b)
............... 6,397 294,582
Valvoline, Inc.
(a) (b)
.................... 33,391 1,552,682
Warby Parker, Inc. , Class A
(a)
............ 15,607 257,047
Winmark Corp. ..................... 738 291,982
15,034,836
Technology Hardware, Storage & Peripherals — 0.1%
IonQ, Inc.
(a) (b)
....................... 49,770 405,626
Textiles, Apparel & Luxury Goods — 0.8%
Columbia Sportswear Co. .............. 3,472 283,662
Crocs, Inc.
(a)
....................... 4,400 591,228
Figs, Inc. , Class A
(a)
.................. 20,007 130,045
Ralph Lauren Corp. , Class A ............ 6,634 1,164,864
Skechers USA, Inc. , Class A
(a)
........... 34,351 2,237,281
Steven Madden Ltd. .................. 5,690 257,985
4,665,065
Trading Companies & Distributors — 1.8%
Air Lease Corp. , Class A ............... 13,038 646,945
Applied Industrial Technologies, Inc. ....... 9,911 2,162,481
BlueLinx Holdings, Inc.
(a)
............... 864 104,190
Custom Truck One Source, Inc.
(a) (b)
........ 6,580 32,966
Distribution Solutions Group, Inc.
(a)
........ 2,555 86,231
DNOW, Inc.
(a)
...................... 14,843 227,988
DXP Enterprises, Inc.
(a)
................ 2,081 113,956
FTAI Aviation Ltd. .................... 25,586 2,851,560
GATX Corp. ....................... 3,729 520,195
Global Industrial Co. .................. 2,558 89,223
H&E Equipment Services, Inc. ........... 4,453 232,892
Herc Holdings, Inc. ................... 3,521 548,713

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
McGrath RentCorp ................... 6,261 $ 687,646
MSC Industrial Direct Co., Inc. , Class A ..... 5,176 460,405
Rush Enterprises, Inc. , Class A .......... 9,342 476,535
Rush Enterprises, Inc. , Class B .......... 1,199 56,689
SiteOne Landscape Supply, Inc.
(a) (b)
........ 6,960 1,020,893
Titan Machinery, Inc.
(a)
................ 2,010 35,838
Transcat, Inc.
(a)
..................... 2,346 270,353
10,625,699
Water Utilities — 0.3%
American States Water Co. ............. 9,487 782,962
California Water Service Group .......... 7,173 383,469
Middlesex Water Co. ................. 2,015 133,957
SJW Group ........................ 2,384 144,494
York Water Co. (The) ................. 3,657 151,071
1,595,953
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a)
....................... 12,324 111,902
Total Common Stocks — 99 .8%
(Cost: $ 499,536,389 ) .............................. 591,296,420
Rights
Biotechnology — 0.0%
Inhibrx, Inc., CVR
(a) (d)
................. 4,215 4,552
Total Rights — 0 .0%
(Cost: $ 2,729 ) .................................. 4,552
Total Long-Term Investments — 99.8%
(Cost: $ 499,539,118 ) .............................. 591,300,972
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 14.3%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(h)
.................. 83,796,482 $ 83,830,000
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 1,124,714 1,124,714
Total Short-Term Securities — 14 .3%
(Cost: $ 84,918,897 ) ............................... 84,954,714
Total Investments — 114 .1%
(Cost: $ 584,458,015 ) .............................. 676,255,686
Liabilities in Excess of Other Assets — (14.1) % ............ (83,724,728)
Net Assets — 100.0% ...............................
$ 592,530,958
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $23,528, representing less than 0.05% of its net assets as of period end, and an original cost of $526,994.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 72,386,907 $ 11,437,020
(a)
$ — $ (2,725) $ 8,798 $ 83,830,000 83,796,482 $ 94,659
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 651,228 473,486
(a)
— — — 1,124,714 1,124,714 12,790 —
$ (2,725) $ 8,798 $ 84,954,714 $ 107,449 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 10 09/20/24 $ 1,137 $ 86,978
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 591,272,892 $ 23,528 $ — $ 591,296,420
Rights ................................................ — — 4,552 4,552
Short-Term Securities
Money Market Funds ...................................... 84,954,714 — — 84,954,714
$ 676,227,606 $ 23,528 $ 4,552 $ 676,255,686
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 86,978 $ — $ — $ 86,978
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust